Labour Restructuring - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Labor restructuring	53	53
Labor restructuring, after tax	39
Provision for labor restructuring	89	89	55	72
Labor restructuring, last payment		2025